Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Share Capital at December 31, 2022 and 2021 consists of the following all with par value of NIS 0.01:

Share Capital at December 31, 2022 and 2021 consists of the following all with par value of NIS 0.01:

Class	Authorized	Issued and outstanding	USD value
Ordinary	1,476,321	124,156	$294
Series A-1	75,000	52,632	141
Series A-2	25,000	14,921	39
Series A-3	25,000	20,435	52
Series A-4	298,679	35,072	100
Series A-5	150,000	77,873	246
Total	2,050,000	325,089	$872

The following table summarized the option activity for the year ended December 31, 2022 and 2021:

The following table summarized the option activity for the year ended December 31, 2022 and 2021:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term (in years)	Value
Balance Outstanding, January 1, 2021	5,744	$152.78	1.05	$—
Granted	41,755	14.15	9.94	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—
Balance Outstanding, December 31, 2021	47,499	$30.91	8.74	—
Granted	2,610	14.15	9.42	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Expired	(5,744)	152.78	—	—
Balance Outstanding, December 31, 2022	44,365	$14.15	8.96	$—

Exercisable, December 31, 2022	13,918	$14.15	8.93	$—

Warrants

Warrants

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, January 1, 2021	142,427	$64.48	2.70	$15,486
Granted	5,098	67.10	4.00	—
Forfeited	(5,098)	—	—	—
Exercised	(3,512)	—	—	—
Expired	—	—	—	—
Balance Outstanding, December 31, 2021	138,915	$64.35	2.73	$15,486
Granted	—	—	—	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Balance Outstanding, December 31, 2022	138,915	$64.35	1.73	$13,263

Exercisable, December 31, 2022	138,915	$64.35	1.73	$13,263